ALPS ETF TRUST

ALPS Disruptive Technologies ETF (Cboe BZX: DTEC)
(the “Fund”)

SUPPLEMENT DATED MARCH 8, 2021 TO THE SUMMARY PROSPECTUS,
PROSPECTUS, AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”),
EACH DATED MARCH 31, 2020, AS SUPPLEMENTED

All changes noted in this supplement will be effective prior to commencement of trading on March 29, 2021 (the “Effective Date”).

As of the commencement of trading on the Effective Date, the Fund will transfer its listing exchange from the Cboe BZX Exchange, Inc. (“CBOE BZX”) to the NYSE Arca, Inc.

Therefore, as of the Effective Date, all references in the Summary Prospectus, Prospectus, and SAI to “Cboe BZX Exchange, Inc.” and “Cboe BZX” are hereby deleted and replaced with “NYSE Arca, Inc.” or “NYSE Arca” respectively.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ALPS ETF TRUST

ALPS Clean Energy ETF (Cboe BZX: ACES)
(the “Fund”)

SUPPLEMENT DATED MARCH 8, 2021 TO THE SUMMARY PROSPECTUS,
PROSPECTUS, AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”),
EACH DATED MARCH 31, 2020, AS SUPPLEMENTED

All changes noted in this supplement will be effective prior to commencement of trading on March 29, 2021 (the “Effective Date”).

As of the commencement of trading on the Effective Date the Fund will transfer its listing exchange from the Cboe BZX Exchange, Inc. (“CBOE BZX”) to the NYSE Arca, Inc.

Therefore, as of the Effective Date, all references in the Summary Prospectus, Prospectus, and SAI to “Cboe BZX Exchange, Inc.” and “Cboe BZX” are hereby deleted and replaced with “NYSE Arca, Inc.” or “NYSE Arca” respectively.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE